Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 230,000,000.00
Previously Paid Amount	31,763.00
Total Fee Amount	31,763.00
Total Offset Amount	0.00
Net Fee	$ 0.00